Exploration and evaluation of oil and gas reserves (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of changes in capitalized costs

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	Jan-Jun/2025	Jan-Jun/2024
Property plant and equipment
Opening Balance	1,475	1,512
Additions	501	184
Write-offs	(4)	(25)
Transfers	(84)	−
Translation adjustment	196	(198)
Losses on exploration expenditures written off	(44)	−
Closing Balance	2,040	1,473
Intangible assets
Opening Balance	1,609	2,313
Losses on exploration expenditures written off	(164)	−
Translation adjustment	208	(299)
Closing Balance	1,653	2,014
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,693	3,487
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Schedule of exploration costs

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(274)	(193)	(183)	(111)
Exploration expenditures written off (includes dry wells and signature bonuses)	(209)	(105)	-	(55)
Contractual penalties on local content requirements	(5)	(4)	-	(2)
Other exploration expenses	(10)	(7)	(2)	(5)
Total expenses	(498)	(309)	(185)	(173)
Cash used in:
Operating activities	284	200	185	116
Investment activities	503	271	262	144
Total cash used	787	471	447	260